Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure Text Block [Abstract]
Schedule of components of lease expense
(in thousands)	Three Months Ended March 31, 2023 (Unaudited)
Operating lease costs	$194
Variable lease costs	62
Total lease cost	$256

Year Ended December 31, 2022
Operating lease cost	$614
Variable lease cost	277
Total lease cost	$891

Schedule of other information
Supplemental Cash Flows Information (in thousands)	Three Months Ended March 31, 2023 (Unaudited)
Cash paid for amounts included in the measurement of lease liabilities	$174
	March 31, 2023 (Unaudited)	December 31, 2022 (Audited)
Weighted average remaining lease term (years)	3.7	2.7
Weighted average discount rate	5.0%	5.4%

Year Ended December 31, 2022
Cash paid for:
Operating cash flows from operating leases	$637
Operating lease right of use assets obtained in exchange for operating lease liabilities(1)	$1,787

(1)      The amount includes approximately $1.5 million of ROU assets obtained in exchange for existing lease obligations due to the adoption of ASC Topic 842 and approximately $0.3 million of additional ROU assets obtained during the year.

Schedule of future maturities of lease liabilities
Years Ending December 31 (Unaudited) (in thousands):	Operating Leases (Unaudited)
2023 (Excluding the three months ended March 31, 2023)	$652
2024	866
2025	359
2026	348
2027	340
Thereafter	145
Total future minimum lease payments	$2,710
Less: imputed interest	253
Present value of lease liabilities	$2,457

Year ending December 31,:	Operating Leases
2023	$636
2024	580
2025	84
2026	62
2027	46
Thereafter	40
Total future minimum payments	1,448
Less imputed interest	(108)
Present value of lease liabilities	$1,340
Years Ending December 31 (in thousands):
2022	$431
2023	444
2024	457
2025	117
$1,449

Schedule of lease term and discount rate information related to leases
Year Ended December 31, 2022
Weighted-average remaining lease term (in years)
Operating leases	2.7
Weighted-average discount rate
Operating leases	5.4%